Taxes	12 Months Ended
Oct. 31, 2025
Major components of tax expense (income) [abstract]
Taxes
20. Taxes
Income tax expense varies from the amount that would result from applying the Canadian federal and provincial statutory income tax rates to income or loss before income taxes. These differences result from the following:

As at October 31	2025	2024
	$	$
Loss before taxes	(51,429)	(4,404)
Statutory tax rate	23%	23%
Expected income tax expense (recovery)	(11,829)	(1,013)

Increase (decrease) in taxes resulting from:
Non-deductible items	9,746	1,208
Increase in unrecognized tax benefit	(498)	1,413
Change in tax rates on deferred taxes	(157)	—
Rate difference in statutory tax rates	(848)	(342)
Changes in tax and accounting estimates	2,522	(1,844)
Other items	1,039	(15)
Tax expense (recovery)	(25)	(593)
The following items constitute the components of deferred tax:

For the year ended October 31,	Deferred income tax asset (liability) beginning of year	Business combination	Recognized in earnings	OCI	Deferred income tax asset (liability) end of year
	$	$	$	$	$
Capital assets	8,322	—	(2,442)	(7)	5,873
Goodwill	765	—	325	(47)	1,043
Intangible assets	(4,261)	(10,042)	3,629	10	(10,664)
Right-of-use assets and liabilities	852	—	(385)	(11)	456
Inventory	—	2,991	70	—	3,061
Derivative liability	—	—	1,144	—	1,144
Excessive interest and financing expenses limitation	1,080	—	(123)	—	957
Other	1,026	—	(1,009)	—	17
Non-capital loss carry-forward	23,269	—	(1,382)	—	21,887
Tax benefits not recognized	(31,337)	—	463	—	(30,874)
Total	(284)	(7,051)	290	(55)	(7,100)
The following items constitute the components of income tax payable:

As at October 31,	2025	2024
	$	$

Opening balance	(1,659)	(1,693)
Adjustments from prior years	—	165
Current income tax expense	(265)	(601)
Net payment made in the year	293	470
Business combination (refer note 5)	(5,612)	—
Foreign exchange	54	—
Ending balance	(7,189)	(1,659)

Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.
As at October 31, 2025, the Company has approximately $86,650 of non-capital income tax losses carried forward, which will begin to expire starting in 2034. The Company also had approximately $1,093 of capital losses carried forward, which do not expire. Deferred tax assets have not been recognized in respect of those losses for which there currently is no expectation of future loss utilization as they may not be used to offset taxable profits in the future, as they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. If the financials were able to recognize all such unrecognized deferred tax assets, the profit after tax would increase in concurrence with the income tax recoverable in the future periods.